Organization and Description of Business (Details) - USD ($) $ in Thousands				1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 12, 2019	Jun. 04, 2018	Mar. 12, 2018	Dec. 31, 2019	Jun. 28, 2019	Apr. 23, 2019	May 31, 2019	Aug. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Accumulated deficit				$ 284,895					$ 284,895	$ 274,601
Total liabilities				14,841					14,841	9,480
Working capital deficit				13,100					13,100
Proceeds from issuance of exercise of stock options									325
Proceeds from issuance of common stock		$ 200	$ 1,100	200					185	2,781
Proceeds from advance notes								$ 900	$ 2,050	$ 925
Percentage of high concentration in patients									20.00%
Lincoln Park Capital Purchase Agreement [Member]
Proceeds from issuance of common stock				$ 186
2019 Convertible Notes Payable [Member]
Proceeds from advance notes						$ 1,300
June Bridge Notes [Member]
Proceeds from advance notes					$ 1,700
Bridge Loan [Member]
Proceeds from advance notes	$ 350
Chairman and Chief Executive Officer and two other members of our Board of Directors [Member]
Proceeds from issuance of exercise of stock options							$ 324